BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash		$ 641
Prepaid Expenses		350
Total Current Assets		991
TOTAL ASSETS		991
Current Liabilities:
Accounts payable		1,650
Accounts payable, related parties	13,672	76,512
Total Current Liabilities	13,672	78,162
TOTAL LIABILITIES	13,672	78,162
Commitments and contingencies (Notes 1, 2, 3, 4 and 6)
Stockholders' (Deficit)
Preferred stock, $.001 par value 20,000,000 shares authorized, no shares issued and outstanding
Common stock, $.001 par value 780,000,000 shares authorized, 7,894,111 issued and outstanding	7,894	7,894
Additional paid-in capital	1,312,323	1,221,685
Accumulated (deficit)	(1,333,889)	(1,306,750)
TOTAL STOCKHOLDERS' (DEFICIT)	(13,672)	(77,171)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT)		$ 991